Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jul. 16, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 06, 2013
Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2013
Prospectus Date	rr_ProspectusDate	Jul. 16, 2013
EuroPac International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION EuroPac International Value Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is income and long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	38.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country in Europe or the Pacific Rim or has its principal office in a country in Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. In addition, under normal market conditions the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. companies. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund's advisor to be value oriented and dividend paying companies. The Fund’s advisor uses a value investing style focusing on companies the securities of which it believes are undervalued. The Fund's investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund seeks to identify countries, and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund will use a bottom-up approach to select individual companies. A number of qualitative and quantitative factors are considered when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities versus the peer group, and business specific risk. The Fund also seeks to identify companies with minimal revenue exposure to the U.S. markets. The Fund will generally hold 50 to 60 securities and seeks low portfolio turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities of U.S. or non-U.S. issuers held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting the specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer’s competitive position.

Preferred Stock Risk. The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	10.71%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	-20.65%	Quarter Ended 9/30/2011

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 16, 2013, the Fund's performance benchmark is the MSCI All Country World Ex USA Value Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Effective July 16, 2013, the Fund's performance benchmark is the MSCI All Country World Ex USA Value Index. This Index is considered an appropriate broad-based securities market index.
EuroPac International Value Fund | MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010
EuroPac International Value Fund | MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010
EuroPac International Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPVIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	$ 20.00
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	523
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	917
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,022
EuroPac International Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIVX
2011	rr_AnnualReturn2011	(12.84%)
2012	rr_AnnualReturn2012	13.59%
1 Year	rr_AverageAnnualReturnYear01	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010
EuroPac International Value Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010	[2]
EuroPac International Value Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010	[2]
EuroPac International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EuroPac International Bond Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is current income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	84.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities of non-U.S. companies located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country in Europe or the Pacific Rim or has its principal office in a country in Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. Fixed income securities in which the Fund may invest include developed and emerging market debt obligations of governments, their agencies and instrumentalities, asset-backed securities, investment grade and non-investment grade (commonly known as “junk bonds”) corporate debt obligations, and convertible bonds. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated by S&P and Moody's, determined by the Fund’s advisor to be of comparable quality. Although the Fund may invest in fixed income securities rated in any category, it will primarily invest in investment grade securities. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. There is no limit on the maturity of any security held by the Fund. Although the Fund’s advisor expects to maintain an intermediate- to long-term weighted average maturity for the Fund, there are no maturity restrictions on the overall portfolio or on individual securities. The Fund may invest in large-, mid-, and small-capitalization companies issuing fixed income securities. In addition, the Fund may use derivatives, such as forward contracts and currency and interest rate swaps, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund’s advisor will first select foreign currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. Once the advisor establishes currency compositions, it will then select fixed income securities that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund generally invests where relative combinations of fixed-income returns and currency exchange rates appear attractive. The Fund’s advisor may sell securities for a variety of reasons, but in most cases it will be to adjust the portfolio’s average maturity, credit quality or yield, or to change geographic or currency exposures.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies; however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

High Yield (“Junk”) Bond Risk. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment-grade securities.

Asset-Backed Securities Risk. Asset-backed securities may be sensitive to changes in interest rates and subject to early repayment risk, and their value may fluctuate in response to the market’s perception of issuer creditworthiness. While such securities are generally supported by some form of government or private guarantee there is no assurance that private guarantors will meet their obligations.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Small or Mid-Cap Company Risk. Investments in fixed income securities of small and mid-sized companies may involve greater risks of default, downgrade, or price declines than fixed income securities of large-sized companies.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	4.49%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	-6.74%	Quarter Ended 9/30/2011

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.74%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 16, 2013, the Fund's performance benchmark is the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Effective July 16, 2013, the Fund's performance benchmark is the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD. This Index is considered an appropriate broad-based securities market index.
EuroPac International Bond Fund | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
EuroPac International Bond Fund | Citigroup Non USD World Government Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
EuroPac International Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPBIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	347
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	622
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,407
EuroPac International Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIBX
2011	rr_AnnualReturn2011	(0.43%)
2012	rr_AnnualReturn2012	7.99%
1 Year	rr_AverageAnnualReturnYear01	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
EuroPac International Bond Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010	[2]
EuroPac International Bond Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010	[2]
EuroPac Hard Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EuroPac Hard Asset Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are appreciation of capital and protection against inflation and
Secondary objectives	rr_ObjectiveSecondaryTextBlock	secondarily current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund’s advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund’s advisor considers a country to be part of Europe if its index is part of the MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country in Europe or the Pacific Rim or has its principal office in a country in Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The Fund will concentrate its investmentsin the hard asset sector. The Fund will invest in large-, mid-, and small-capitalization companies in developed and emerging markets that are considered by the Fund’s advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and the shares of which are bought and sold on securities exchanges.

The Fund may invest in precious metals and inflation linked floating rate bonds denominated in foreign currencies. The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category (including high yield bonds, which are commonly known as “junk bonds”), it will primarily invest in investment grade securities.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy. In making this determination the Advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Equity Securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer’s financial condition and prospects and on overall market and economic conditions. The Fund’s share price may be affected by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors (such as the precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging market countries.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	15.73%	Quarter Ended 9/30/2012
Lowest Calendar Quarter Return at NAV	-8.24%	Quarter Ended 6/30/2012

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
EuroPac Hard Asset Fund | S&P Global Natural Resources Sector Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
EuroPac Hard Asset Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	1.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.57%	[4],[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	160
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	644
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,156
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,560
EuroPac Hard Asset Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHAX
2012	rr_AnnualReturn2012	8.19%
1 Year	rr_AverageAnnualReturnYear01	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
EuroPac Hard Asset Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.26%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[2]
EuroPac Hard Asset Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.78%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[2]
EP Asia Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EP Asia Small Companies Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	84.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Fund’s sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Fund’s sub-advisor will focus the Fund’s investments on what the sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The sub-advisor considers a company to be located in a country if at least 50% of the company’s assets are located in that country. The Fund’s investments in equity securities may include common stock, preferred stocks, convertible stock and warrants.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Asia Region Risk. There are specific risks associated with investing in the Asia region, including the risk of political, economic, social and religious instability. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects.

Small Company Risk. Investments in securities of small capitalization companies may involve greater risks than investing in large capitalization companies because small sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	19.92%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	-22.86%	Quarter Ended 9/30/2011

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.86%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
EP Asia Small Companies Fund | MSCI All Country Asia Ex-Japan Small Cap Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010
EP Asia Small Companies Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPEIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	1.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	656
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,187
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,640
EP Asia Small Companies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPASX
2011	rr_AnnualReturn2011	(19.57%)
2012	rr_AnnualReturn2012	42.99%
1 Year	rr_AverageAnnualReturnYear01	36.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010
EP Asia Small Companies Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010	[2]
EP Asia Small Companies Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010	[2]
EP Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EP Latin America Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from November 1, 2011 (commencement date) to October 31, 2012, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	104.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies. The Fund will invest in large-, mid-, and small-capitalization companies. The Fund considers Latin America to include Mexico, Central America and South America. The Fund considers a company to be a Latin American company if the company derives at least 50% of its revenues or profits from business activities in Latin America. There are no limits on the geographic allocation of the Fund’s investments within Latin America. The Fund’s sub-advisor, however, anticipates that a substantial portion of the Fund’s investments will be in companies in Brazil, Mexico, Argentina, Colombia, Peru and Chile. The Fund’s equity investments include common stock, preferred stock, and warrants. The Fund may also invest in American depository receipts ("ADRs"), which are certificates issued by U.S. banks representing specified numbers of shares (or one share) in foreign stocks, that are traded on U.S. exchanges. The Fund is a "non-diversified" fund, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code).

In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Latin America Region Risk. Because the Fund’s investments will be focused in the Latin America region with a focus in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance is expected to be closely tied to social, political, and economic conditions within these countries and may be more volatile than the performance of funds that invest in more developed countries and regions. In addition the economy of each of these countries is generally characterized by high interest, inflation, and unemployment rates. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities

Emerging Market Risk. The economies of countries in the Latin America region are generally considered emerging market economies. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small or Mid-Cap Companies Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies, because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in Class I shares of the Fund. The bar chart shows changes in the Fund’s performance from year to year of Class A shares. The table shows the average annual returns of Class A shares of the Fund and also compares the performance of Class A shares of the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	9.34%	Quarter Ended 12/31/2012
Lowest Calendar Quarter Return at NAV	-13.15%	Quarter Ended 6/30/2012

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the Fund’s Class A shares (which are offered in a separate prospectus) because no Class I shares were outstanding as of December 31, 2012.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
EP Latin America Fund | MSCI EM Latin America Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
EP Latin America Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPWIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	2.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.66%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	920
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,709
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,775
EP Latin America Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLAX
2012	rr_AnnualReturn2012	8.46%
1 Year	rr_AverageAnnualReturnYear01	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
EP Latin America Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011	[2]
EP Latin America Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011	[2]

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.50% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 0.90% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[4]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.50% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[6]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expense) do not exceed 1.50% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.